COMMITMENTS AND CONTINGENCIES - LEASES (Details) - Cambridge Lease			12 Months Ended
	Nov. 01, 2018	Sep. 17, 2012 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)
Commitments
Lease space (in square feet) | ft²		26,150
Term of commercial lease		6 years 3 months
Term of lease extension option	5 years	5 years
Standby letter of credit		$ 311,000
Deferred rent liability			$ 276,000	$ 391,000	$ 238,000
Leasehold improvements, net			$ 143,000	$ 185,000